Supplement dated March 31, 2006
                    to Prospectuses for John Hancock Funds II
                                   NAV shares
                               Class 1 & 3 shares
                                 Class 1 shares
                             Dated October 17, 2005
                  (Amending and Restating the Supplements dated
                      January 3, 2006 and January 25, 2006)


Policy Regarding Disclosure of Trust Portfolio Holdings


   The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

   Each of the Lifestyle Funds invests in shares of other Trust portfolios. The holdings of each Lifestyle Fund in other funds of the Trust will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Lifestyle Fund. In addition, the ten largest holdings of each fund of the Trust will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each fund's entire portfolio holdings as of the applicable calendar quarter end.

                           https://www.my401ksales.com


Special Value Fund
U.S. Government Securities Fund
Strategic Bond Fund
High Yield Fund

On December 1, 2005, Citigroup Inc. ("Citigroup") completed the sale of substantially all of its asset management business, Citigroup Asset Management, to Legg Mason, Inc. ("Legg Mason") As a result, Salomon Brothers Asset Management Inc ("SaBAM"), the subadviser to the Special Value Fund, the U.S. Government Securities Fund, the Strategic Bond Fund and the High Yield Fund, became a wholly owned subsidiary of Legg Mason, Inc. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland, 21202, is a financial services holding company.

Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates, including SaBAM, are not affiliated with Citigroup.


U.S. Government Securities Fund
High Yield Fund
Strategic Bond Fund

Following the Citigroup asset management business acquisition described above, Legg Mason has undertaken to integrate Citigroup's former fixed-income investment operations, including SaBAM, with the operations of Legg Mason's fixed-income investment affiliates, Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAMCL"). This process is expected to involve, among other things, the sharing for some period of time by Western

Asset, WAMCL and SaBAM of certain employees, including portfolio managers, as well as certain portfolio manager changes as described below with respect to the U.S. Government Securities Trust, the High Yield Trust and the Strategic Bond Trust.

In connection with the foregoing, the Board of Trustees of the Trust has approved the replacement of Salomon Brothers Asset Management Inc for Western Asset Management Company ("Western Asset") as the subadviser for the U.S. Government Securities Fund, High Yield Fund and the Strategic Bond Fund, effective April 28, 2006. In connection with this subadvisory change, the Board has also approved Western Asset Management Limited ("WAMCL") as the sub-subadviser for the Strategic Bond and High Yield Funds.

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $187 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

WAMCL, a wholly owned subsidiary of Legg Mason, Inc. will provide certain advisory services to the Strategic Bond and High Yield Funds with regard to currency transactions and investments and in non-dollar denominated debt securities. WAMCL is an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by WAMCL were approximately $61 billion as of December 31, 2005. The address of WAMCL is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.


U.S. Government Securities Fund

Effective March 31, 2006, the U.S. Government Securities Fund will be managed by a team of investment professionals, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Mark Lindbloom Ron Mass and Fredrick Marci.


Messrs. Leech, Walsh and Mass have each served as portfolio managers for Salomon Brothers Asset Management Inc ("SaBAM") or its affiliate Western Asset for over 10 years. Mr. Lindbloom has served as a portfolio manager for SaBAM or its affiliate Western Asset since 1986 and Mr. Marki has served as a portfolio manager of SaBAM or its affiliate Western Asset since1991.


The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the portfolio invests. Mr. Lindbloom, Mr. Mass and Mr. Marki are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.


High Yield Fund

Effective March 31, 2006, the portfolio will be managed by a team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Michael C. Buchanan, Timothy J. Settel and Ian R. Edmonds.

Messrs. Leech and Walsh have each served as portfolio managers for SaBAM or its affiliate Western Asset for over 10 years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining

Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. Mr. Edmonds and Mr. Settel are currently employed as portfolio managers and have been employed as research analysts for SaBAM or its affiliate Western Asset for the past five years.

The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the portfolio invests. Messrs. Buchanan, Settel and Edmonds are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Strategic Bond Fund

Effective March 31, 2006, the Strategic Bond Fund will be managed by a team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Keith J. Gardner, Michael C. Buchanan and Matthew C. Duda.

Mr. Leech, Mr. Walsh, Mr. Gardner and Mr. Duda have been employed as portfolio managers for SaBAM or its affiliate Western Asset for the past five years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003.

The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Mr. Gardner, Mr. Buchanan and Mr. Duda are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.


Dynamic Growth Fund

Samuel A. Dedio is no longer a co-portfolio manager of the Dynamic Growth Fund. Robert Janis will continue to manage the portfolio as the sole portfolio manager.

Emerging Small Company Fund
Emerging Growth Fund

   The Board of Trustees of the Trust has approved the following subadviser changes:

------------------------------------------ --------------------------------------- -----------------------------------------
Portfolio                                  Current Subadviser                      New Subadviser
------------------------------------------ --------------------------------------- -----------------------------------------

Emerging Small Company Fund                Franklin Advisers, Inc.                 RCM Capital Management LLC
------------------------------------------ --------------------------------------- -----------------------------------------

Emerging Growth Fund                       MFC   Global   Investment   Management  Sovereign Asset Management LLC
                                           (U.S.A.) Limited
------------------------------------------ --------------------------------------- -----------------------------------------

In the case of the Emerging Small Company Fund, the subadviser change will be effective April 28, 2006.

In the case of the Emerging Growth Fund, the subadviser change also requires the approval of the shareholders of the Emerging Growth Fund. If the subadviser change is approved by the shareholders of the Emerging Growth Fund, it is expected that the change will be effective on April 28, 2006.

Active Bond Fund
Strategic Income Fund

Effective December 31, 2005, the portfolio management teams that manage the Strategic Income Fund and a portion of the Active Bond Fund (the "Portfolios") were reassigned from John Hancock Advisers LLC ("JHA") to Sovereign Asset Management LLC ("Sovereign"). Both JHA and Sovereign are affiliates of John Hancock Investment Management Services, LLC, the adviser to the Portfolios (the "Adviser"), and JHA, Sovereign and the Adviser are each controlled by Manulife Financial Corporation. As a result of this reassignment, effective December 31, 2005, the subadvisory agreement relating to the Portfolios was transferred by JHA to Sovereign (the "Transfer"). JHA and Sovereign have advised that the Transfer will not affect the subadvisory services provided to the Portfolios, the same personnel who managed the Portfolios before the Transfer will continue to manage the Portfolios after the Transfer and JHA will remain liable in the event that Sovereign fails to comply with the terms of the subadvisory agreement. The Transfer will not result in any change in the advisory or subadvisory fee rate for either Portfolio.


Classic Value Fund

The current portfolio managers for the Classic Value Fund are: Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III. Effective January 3, 2006, Antonio DeSpirito replaced A. Rama Krishna as a portfolio manager of the Fund. Messrs. Pzena and Goetz continue to manage the portfolio together with Mr. DeSpirito. Mr. DeSpirito joined Pzena Investment Management, LLC as a Senior Research Analyst in 1996 and is currently Principal, Portfolio Manager and Sr. Research Analyst.


All Cap Growth Fund
International Opportunities Fund

Effective January 1, 2006, the Adviser voluntarily reduced the advisory fees for the following portfolios as noted below:

All Cap Growth Fund

                                                    Between
                                   First        $500 million and     Excess Over
Portfolio                      $500 million       $1 billion         $1 billion
---------

All Cap Growth Fund........       0.850%             0.825%            0.800%


International Opportunities Fund

                                      First               Between             Excess Over
                                 $750 million of      $750 million and      $1.5 billion of
                                  Aggregate Net       $1.5 billion of        Aggregate Net
Portfolio                            Assets        Aggregate Net Assets         Assets
---------

International Opportunities
Fund(1)....................          0.900%               0.850%                0.800%

(1)The advisory fee rate is based on Aggregate Net Assets which include the net assets of: the International Opportunities Fund, a series of John Hancock Funds II, and the International Opportunities Trust, a series of John Hancock Trust.

Strategic Income Fund

The following two persons have joined Frederick L. Cavanaugh, Jr. and Daniel S. Janis, III as portfolio managers of the Strategic Income Fund. The portfolio is managed jointly by Messrs. Cavanaugh, Janis, Iles and Evans.

o John F. Iles. Mr. Iles joined Sovereign in December, 2005, and is a Vice President. Prior to joining Sovereign, Mr. Iles was a Vice President at John Hancock. He joined John Hancock in 1999.

o Barry H. Evans. Mr. Evans joined Sovereign in 2005, and is a Senior Vice President. Mr. Evans is Sovereign's Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining Sovereign, Mr. Evans was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.


The section entitled "Your Account - Dividends and Account Policies - Dividends" is amended to read:

   Dividends from the net investment income and the net capital gains, if any, for each fund are declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash. Certain funds identified by the Fund's Dividend Committee from time to time declare income dividends on a quarterly basis.

                        Supplement dated March 31, 2006

                               to Prospectuses for
                              John Hancock Funds II
                              Lifestyle Portfolios
                                Class A, B and C
                               Class R3, R4 and R5
                                  Class 1 and 3
                             Dated October 17, 2005


Policy Regarding Disclosure of Trust Portfolio Holdings


   The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

   Each of the Lifestyle Funds invests in shares of other Trust portfolios. The holdings of each Lifestyle Fund in other funds of the Trust will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Lifestyle Fund. In addition, the ten largest holdings of each fund of the Trust will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each fund's entire portfolio holdings as of the applicable calendar quarter end.

                           https://www.my401ksales.com


The section entitled "Dividends and Account Policies - Dividends" is replaced with the following:

   The Lifestyle Aggressive Portfolio and Lifestyle Growth Portfolio generally declare and pay income dividends annually. The Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.